Other income and expenses (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other operating income	$ 129,747,106	$ 165,304,546	$ 680,945,993
Turnover tax	227,679	576,853	3,801,378
Related to the effect on valuation	567,081	14,295,057
C V Oreceivables [Member] | Milestone One [Member]
IfrsStatementLineItems [Line Items]
Other operating income	20,446,325	28,986,239	34,491,629
C V Oreceivables [Member] | Milestone Two [Member]
IfrsStatementLineItems [Line Items]
Other operating income	$ 63,707,391	$ 66,322,355	$ 514,071,795